Related Parties Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2013
Related Parties Balances and Transactions [Abstract]
Schedule of Related Party Balances and Transactions
A.           Balances with related parties

The following related party balances are included in the balance sheets:

	June 30	December 31
	2013	2012
	US$ thousands	US$ thousands
Principal/controlling:
Accounts receivable trade	208	177
Principal shareholder convertible loan	-	3,000

B.           Income from or expenses to related parties

The following related party transactions are included in the statements of operations.

	Six months ended June 30	Six months ended June 30
	2013	2012
	US$ thousands	US$ thousands
Income:
Sales	289	64

Costs and expenses:
Financing expense	27	22